CONCENTRATIONS OF RISKS	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISKS

NOTE 16 － CONCENTRATIONS OF RISKS

The Company is exposed to the following concentrations of risks:

(a)	Major customers

For the years ended September 30, 2023, 2024 and 2025, the individual customer who accounted for 10% or more of the Company’s revenues and its outstanding receivable balance at year-end dates, as follows:

	Years ended September 30,			As of September 30, 2025
	2023	2024	2025	Accounts receivable
				HKD

Customer A	48.03%	25.43%	3.09%	$-
Customer B	33.17%	23.71%	32.67%	5,249,086
Customer C	11.78%	7.20%	1.57%	7,306
Customer D	0.00%	28.52%	12.39%	5,280,183
Customer E	0.30%	2.35%	12.56%	715,394
Customer F	0.00%	1.06%	26.72%	$12,465,960

(b)	Major vendors

For the years ended September 30, 2023, 2024 and 2025, the individual vendor who accounted for 10% or more of the Company’s purchases and its outstanding payable balances at year-end dates, as follows:

	Years ended September 30,			As of September 30, 2025
	2023	2024	2025	Accounts payable
				HKD

Vendor A	20.93%	2.80%	0.00%	$-
Vendor B	13.05%	1.02%	9.63%	-
Vendor C	11.88%	17.42%	31.85%	12,016,398
Vendor D	0.28%	36.91%	14.87%	6,347,357
Vendor E	0.00%	0.00%	17.25%	$-

(c)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents, restricted cash, and accounts receivable. Cash equivalents are maintained with high credit quality institutions in Hong Kong, the composition and maturities of which are regularly monitored by the management. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$800,000 (US$102,816), effective from October 1, 2024 if the bank in Hong Kong with which an individual/a company hold its eligible deposit fails.

As of September 30, 2024 and 2025, cash and cash equivalents of HK$12.8 million and HK$40.1 million (US$5.2 million) were maintained at financial institutions in Hong Kong, respectively, of which approximately HK$11.8 million and HK$38.5 million (US$4.9 million) were subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, the Company determines, on a continuing basis, the probable losses and sets up an allowance for expected credit losses.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to USD on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(e)	Interest rate risk

The Company is exposed to interest rate risk primarily relating to the variable-rate import facility and is mainly concentrated on the fluctuation of HIBOR and USD reference rates arising from its bills payable. The Company has not used any derivative instruments to mitigate its exposure associated with interest rate risk. However, the management monitors interest rate exposure and will consider other necessary actions when significant interest rate exposure is anticipated.

(f)	Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.